15007985

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

SEP 21 2015

Washington, DC 20549

001- 37561

By Electronic Mail

September 21, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on September 21, 2015 The Nasdaq Stock Market (the "Exchange") received from Boulevard Acquisition Corp. II (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Units, each consisting of one share of Class A Common Stock and one-half of one Warrant
Class A Common Stock, par value $0.0001 per share
Warrants, exercisable for one share of Class A Common Stock

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery